Materials Agreements	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Agreements [Abstract]
Materials Agreements
Note 18:	Materials Agreements

a.	BARDA Contracts

In September 2015, the Company was awarded BARDA Contract for treatment of thermal burn injuries. This contract was amended multiple times to extend its term until September 2024 (the Company is pursuing an extension of the contract) and its total value, up to a total amount of $165,000 as of the end of 2022.

In May 2023 BARDA has awarded an additional approximately $10,000 to the Company. The total amount of the contract is comprised of $110,000 to support research and development activities and up to $65,000 to procure Nexobrid for U.S. emergency preparedness (which will be split between the Company and Vericel following Vericel agreement (see Note 18b)).

As of December 31, 2023, the Company has received approximately $88,282 in funding in the aggregate, from BARDA under the first contract, and an additional $16,500 for procurement of Nexobrid for U.S. emergency preparedness, which were recorded at the net amount of approximately $10,500 following the split of gross profit agreement with Vericel for the initial BARDA procurement.

In September 2018 the Company was awarded the second BARDA contract, to develop Nexobrid for the treatment of Sulfur Mustard injuries as part of BARDA’s preparedness for mass casualty events. The contract provides up to $12,000 of funding to support research and development activities and contains options to provide additional funding of up to $29,000 for additional development activities, animal pivotal studies, and the BLA submission for licensure of Nexobrid for the treatment of Sulfur Mustard injuries. The second BARDA contract expired in 2023. As of December 31, 2023, the Company has received approximately $4,368 of funding from the second BARDA contract.

b.	Vericel Agreement:

On May 6, 2019, the Company entered into exclusive license and supply agreements with Vericel to commercialize Nexobrid in North America (the “Collaboration Agreements”). Pursuant to the Collaboration Agreements, Vericel will obtain the authority over and control of the development, regulatory approval and commercialization of licensed products in the North America territory. MediWound will be responsible for the development of the product through BLA approval, supported and funded by BARDA, as well as the manufacture and supply of Nexobrid. In addition, MediWound retains the commercial rights to Nexobrid in non-North American territory.

Under the terms of the license agreement, Vericel has made an upfront payment to MediWound of $17,500 which was recorded as revenues from license agreements in 2019 as well as an additional milestone payment of $7,500 recorded as revenues from license agreements in 2022 upon BLA approval received in December 2022. Furthermore, Vericel has also agreed to pay MediWound up to $125,000 in payments contingent upon meeting certain annual sales milestones, tiered royalties on net sales ranging from high single-digit to teen-digit percentages, a split of gross profit on committed BARDA procurement orders and a teen-digits royalty on any additional future BARDA purchases of Nexobrid. Under the terms of the supply agreement, Vericel will procure Nexobrid from MediWound at a fixed transfer price.

Total revenue from royalties as of December 31, 2023 was approximately $82.

c.	DOD and MTEC contracts:

On February 17, 2022, the Company was entered into a contract with the U.S. Department of Defense (DoD), through the Medical Technology Enterprise Consortium (MTEC), to develop Nexobrid as a non-surgical solution for field-care burn treatment for the U.S. Army. The contract provides funding up to $2,727.

During 2023, the DOD through MTEC awarded the Company additional funding of $9,117 in addition, the company awarded directly through MTEC funding of $1,190, to advance the development of a new temperature stable formulation of Nexobrid. The total additional fund from the DOD and MTEC during 2023 was $10,307.

d.	Biopharmax Group Ltd. contract:

On July 17, 2023 the company signed a turnkey scale-up agreement with Biopharmax Group Ltd. This strategic agreement is designed to bolster our manufacturing infrastructure to support our long-term growth trajectory. The objective of this agreement is to establish, commission, and validate a cutting-edge, sterile, and GMP-compliant manufacturing facility. The venture aims to increase the company’s production capacity significantly, to expand up to six times the current capacity.

The new facility, equipped with fully operational clean rooms, will be exclusively designed for Nexobrid production. It will comply with stringent regulations from the GMP, FDA, EMA, Israeli Ministry of Health, and relevant Israeli regulatory bodies. An estimated $12.7 million will be invested in the project, set for constructions completion by mid-2024, with full-scale manufacturing expected to commence in 2025 (see also note 10).